Summary of Significant Accounting Policies (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Konly [Member] | Fargen Power Corporation (FGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		0.00%	[1]	100.00%
Konly [Member] | LiGen Power Corporation (LGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Konly [Member] | TronGen Power Corporation (TGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		0.00%	[1]	100.00%	[2]
Konly [Member] | ChampionGen Power Corporation (CGPC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[2]	0.00%
ACTW [Member] | AUO Crystal (Malaysia) Sdn. Bhd. (ACMK) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
SDMC [Member] | M.Setek Co., Ltd. (M.Setek) [Member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		99.9991%		99.9991%
AUXM [Member] | BriView (Xiamen) Corp. (BVXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[3]
AUSH [Member] | AUO Care Management (Suzhou) Co., Ltd. (A-Care) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[2]	0.00%
AUO [Member] | Space Money Inc. (SMI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | U-Fresh Technology Inc. (UTI) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%	[2]	0.00%
AUO [Member] | AU Optronics (L) Corp. (AULB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Konly Venture Corp. (Konly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO [Member] | Ronly Venture Corp. (Ronly) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUO, Konly and Ronly [Member] | Sanda Materials Corporation (SDMC) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		99.99%		99.99%
AUO, Konly and Ronly [Member] | AUO Crystal Corp. (ACTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		96.03%		96.31%
AUO, Konly and Ronly [Member] | Darwin Precisions Corporation (DPTW) [Member] | Taiwan ROC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		41.05%	[4]	51.04%
AULB [Member] | AU Optronics Corporation America (AUUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Corporation Japan (AUJP) [Member] | Japan [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Europe B.V. (AUNL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Korea Ltd. (AUKR) [Member] | South Korea [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Czech) s.r.o. (AUCZ) [Member] | Czech Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Shanghai) Co., Ltd. (AUSH) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Xiamen) Corp. (AUXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Suzhou) Corp., Ltd. (AUSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Manufacturing (Shanghai) Corp. (AUSJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AFPD Pte., Ltd. (AUST) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Kunshan) Co., Ltd. (AUKS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		51.00%		51.00%
AULB [Member] | a.u. Vista Inc. (AUVI) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics (Slovakia) s.r.o. (AUSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB [Member] | AU Optronics Singapore Pte. Ltd. (AUSG) [Member] | Singapore [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AULB and DPTW [Member] | BriView (L) Corp. (BVLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Energy (Tianjin) Corp. (AETJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Green Energy America Corp. (AEUS) [Member] | United States [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
AUSG [Member] | AUO Green Energy Europe B.V. (AENL) [Member] | Netherlands [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Darwin Precisions (L) Corp. (DPLB) [Member] | Malaysia [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Forhouse International Holding Ltd. (FHVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPTW [Member] | Force International Holding Ltd. (FRVI) [Member] | BVI [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Prime Forward International Ltd. (PMSA) [Member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Full Luck Precisions Co., Ltd. (FLMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Fortech International Corp. (FTMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FHVI [Member] | Forward Optronics International Corp. (FWSA) [Member] | Samoa [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FRVI [Member] | Forefront Corporation (FFMI) [Member] | Mauritius [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FFMI [Member] | Forthouse Electronics (Suzhou) Co., Ltd. (FHWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FWSA and FTMI [Member] | Suzhou Forplax Optronics Co., Ltd. (FPWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
PMSA [Member] | Fortech Electronics (Kunshan) Co., Ltd. (FTKS) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FLMI [Member] | Full Luck (Wujiang) Precisions Co., Ltd. (FLWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[5]	100.00%		100.00%
DPLB [Member] | Darwin Precisions (Slovakia) s.r.o. (DPSK) [Member] | Slovakia Republic [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]
DPLB [Member] | Darwin Precisions (Hong Kong) Limited (DPHK) [Member] | Hong Kong [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Suzhou) Corp. (DPSZ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Xiamen) Corp. (DPXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
DPHK [Member] | Darwin Precisions (Chengdu) Corp. (DPCD) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[5]	100.00%		100.00%
BVLB [Member] | BriView (Hefei) Co., Ltd. (BVHF) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FTMI [Member] | Fortech Electronics (Suzhou) Co., Ltd. (FTWJ) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
FTMI [Member] | Fortech Optronics (Xiamen) Co., Ltd. (FTXM) [Member] | PRC [Member]
Disclosure of significant accounting policies [Line Items]
Proportion of ownership interest in subsidiary	[5]	100.00%		100.00%

[1]	The Company disposed all its shareholdings in FGPC and TGPC to Star Shining Energy Corporation (“SSEC”), an associate of the Company, in December 2017. Please refer to note 14 for further details.
[2]	TGPC was incorporated in April 2016. DPSK was incorporated in May 2016. UTI was incorporated in January 2017. CGPC was incorporated in May 2017. A-Care was incorporated in September 2017.
[3]	As part of a business restructuring, BVLB disposed all its shareholdings in wholly owned subsidiary, BVXM, to AUXM in March 2016. This transaction has no net effect on the Company’s consolidated financial statements as there was no change in control of BVXM by the Company.
[4]	As at December 31, 2017, although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company. Please refer to note 13 for further details.
[5]	DPCD, FLWJ and FTXM have been resolved by their respective boards of directors for liquidation. The liquidation is still in process for these entities as of December 31, 2017.